Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Schedule of Inventory	Inventory consists of the following (in USD thousands):

	December 31,
	2022	2021
Raw materials	$5,195	$5,105
Work in progress	1,340	1,330
Finished goods	124	87
Provision	(1,503)	(793)
Total	$5,156	$5,729

Schedule of Inventory Provision Movement
Inventory provision movement for the years ended December 31, 2022 and 2021, respectively are as follows (in USD thousands):

	2022	2021
As of January 1	$(793)	$(713)
Increase in provision	(697)	(105)
Currency Translation Adjustment	(13)	25
As of December 31	$(1,503)	$(793)